PIMCO 0-5 Year High Yield Corporate Bond Exchange-Traded Fund Annual Fund Operating Expenses - PIMCO 0-5 Year High Yield Corporate Bond Exchange-Traded Fund - PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund
Jun. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Expenses (as a percentage of Assets)	0.55%